Accounting Principles - Summary of transition impact (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Operating leases commitments disclosed—31 December 2018			€ 2,912
Future minimum sublease income offset against amount of operating lease commitments previously disclosed			1,078
Adjustment as a result of different treatment of extension options			957
‘Low-value assets' and ‘short-term' leases			(137)
Operating leases commitments as per IFRS 16 scope	€ 2,967		652
Discounting effect @ incremental borrowing rate			(928)
IFRS 16 lease liability (current)—1 January 2019	€ 1,167		484
IFRS16 [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Operating leases commitments as per IFRS 16 scope		€ 3,208	€ 4,810
IFRS 16 lease liability (discounted) recognized at transition date—1 January 2019		3,882
IFRS 16 lease liability (current)—1 January 2019		€ 674